CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 402,527	$ 321,897	$ 301,826
Short- term investments	3,936	6,005
Lease obligations	120,275	116,828
Long-term debt	1,565,241	1,724,108
Total equity	5,683,213	5,111,514	$ 4,550,012
Credit Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	402,527	321,897
Short- term investments	3,936	6,005
Trade receivables	11,867	8,320
Derivative financial instrument assets	35,516	4,535
Loan receivable - Orla	21,247	4,551
Total	475,093	345,308
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Lease obligations	120,275	116,828
Long-term debt	1,565,241	1,724,108
Total equity	5,683,213	5,111,514
Total	$ 7,368,729	$ 6,952,450